SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

13. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Management has classified the reportable segments into two parts: 1) K-12 schools, 2) CP&CE Programs.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), (loss) income before income tax and non-controlling interests and total assets as follows.

For the six months ended June 30, 2021 (Unaudited)

	K-12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	175,650	126,206	301,856
Cost of revenues	(97,886)	(83,419)	(181,305)
GROSS PROFIT	77,764	42,787	120,551

OPERATING EXPENSES
Selling and marketing	(1,163)	(22,098)	(23,261)
General and administrative	(22,371)	(38,131)	(60,502)
Research and development	(424)	(2,184)	(2,608)
Unallocated corporate expenses	—	—	(29,010)
Total operating expenses	(23,958)	(62,413)	(115,381)

OPERATING INCOME (LOSS)	53,806	(19,626)	5,170

OTHER INCOME
Interest income	725	602	1,327
Other (loss), net	(36)	(1,439)	(1,475)
Gain from deregistration of subsidiaries	—	1,325	1,325
Gain on sale of investment available for sale	1,001	—	1,001
Unallocated corporate other income	—	—	3,399
Total other income	1,690	488	5,577

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	55,496	(19,138)	10,747

Segment assets	402,185	399,336	801,521
Unallocated corporate assets	—	—	207,451
TOTAL ASSETS as of June 30, 2021	402,185	399,336	1,008,972

For the six months ended June 30, 2020 (Unaudited)

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	126,800	118,942	245,742
Cost of revenues	(74,542)	(99,240)	(173,782)
GROSS PROFIT	52,258	19,702	71,960

OPERATING EXPENSES
Selling and marketing	(580)	(21,492)	(22,072)
General and administrative	(18,270)	(37,963)	(56,233)
Research and development	—	(724)	(724)
Unallocated corporate expenses	—	—	(32,118)
Total operating expenses	(18,850)	(60,179)	(111,147)

OPERATING INCOME (LOSS)	33,408	(40,477)	(39,187)

OTHER INCOME
Interest income	218	1,412	1,630
Foreign exchange gain, net	—	33	33
Other (loss) income, net	(233)	979	746
Loss from deregistration of subsidiaries	—	(92)	(92)
Gain on sale of investment available for sale	827	—	827
Unallocated corporate other income	—	—	47,804
Total other income	812	2,332	50,948

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	34,220	(38,145)	11,761

The following table summarizes the net revenues by geographic areas for the six and three months ended June 30, 2021 and 2020, respectively.

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	RMB	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited	Unaudited
Net Revenues
PRC	234,927	182,039	141,066	116,729
U.S.	66,929	63,703	31,185	38,734
Total	301,856	245,742	172,251	155,463

Net revenues are attributed to areas based on the location where the service is performed to the customers. Other than in PRC and the United States, the Group does not conduct business in any other individual country.

The following table summarizes long-lived assets by geographic areas as of June 30, 2021 and December 31, 2020, respectively.

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Long-Lived Assets
PRC	291,180	300,623
U.S.	167,350	179,560
Total	458,530	480,183

Long-lived assets represent property and equipment, land use rights, intangible assets, goodwill, operating and finance lease right-of-use assets for each geographic area.